Shareholders Equity (Annual Report [Member], USD $)	Preferred Stock Annual Report [Member] USD ($)	Common Stock Annual Report [Member] USD ($)	Additional Paid-In Capital Annual Report [Member] USD ($)	Retained Earnings Annual Report [Member] USD ($)	Annual Report [Member] USD ($)
Beginning Balance, Amount at Dec. 31, 2010	$ 75	$ 4,361	$ 137,564	$ 778,718	$ 920,718
Beginning Balance, Shares at Dec. 31, 2010	750,000	43,612,365
Net Income				(577,685)
Ending Balance, Amount at Dec. 31, 2011	75	4,361	137,564	201,033	343,033
Ending Balance, Shares at Dec. 31, 2011	750,000	43,612,365
Dividends Paid					(1,431,147)
Net Income					2,658,917
Ending Balance, Amount at Dec. 31, 2012	$ 25	$ 4,861	$ 137,114	$ 1,428,803	$ 1,570,803
Ending Balance, Shares at Dec. 31, 2012	250,000	48,612,365